Variable Interest Entities ("VIE") - Narrative (Details)		9 Months Ended
	Jan. 26, 2022 subsidiary vessel	Sep. 30, 2022 vessel	Dec. 31, 2021 vessel	Apr. 16, 2019
FLNG | Gimi MS
Variable Interest Entity [Line Items]
Ownership percentage				30.00%
Vessels disposal group
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transactions that were sold	7
The Vessel SPA
Variable Interest Entity [Line Items]
Number of TFDE vessels disposed | subsidiary	8
VIE debt
Variable Interest Entity [Line Items]
Number of vessels in sale and leaseback transaction		1	8
Sale and leaseback term		10 years